Accrued Liabilities and Other Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued professional fee	$ 540,000	$ 470,096
Accrued penalty expense	$ 380,000	$ 391,980
Percentage of service fee	20.00%
Percentage of penalty accrued	20.00%